Basis of preparation	12 Months Ended
Mar. 31, 2018
Basis Of Preparation [Abstract]
Basis of preparation

1. Basis of preparation

Preparation of the financial statements

These consolidated financial statements have been prepared in accordance with the Companies Act 2006 as applicable to companies using International Financial Reporting Standards (IFRS), Article 4 of the IAS Regulation and International Accounting Standards (IAS) and IFRS and related interpretations, as adopted by the European Union. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board (the IASB) and interpretations as issued by the IFRS Interpretations Committee. The consolidated financial statements are prepared on a going concern basis.

These financial statements consolidate BT Group plc, the parent company, and its subsidiaries (together the ‘group’).

The consolidated financial statements are prepared on the historical cost basis, except for certain financial and equity instruments that have been measured at fair value. The consolidated financial statements are presented in Sterling, the functional currency of BT Group plc.

New and amended accounting standards
effective during the year

Note 25 of these consolidated financial statements reflect the amendments of IAS 7 ‘Statement of Cash Flows’ requiring the disclosure of changes in liabilities arising from financing activities.

There have been no other new or amended standards or interpretations adopted during the year that have a significant impact on the financial statements.

New and amended accounting standards that
have been issued but are not yet effective

The following standards have been issued and are effective for accounting periods ending on or after 1 April 2018 and are expected to have an impact on the group financial statements.

IFRS 15 ‘Revenue from Contracts with Customers’

Background

In May 2014, IFRS 15 ‘Revenue from Contracts with Customers’ was issued. It was subsequently amended in September 2015 and April 2016. It is effective for periods beginning on or after 1 January 2018. Transition to IFRS 15 for BT Group plc will take place on 1 April 2018. Results in the 2018/19 financial year will comply with IFRS 15, with the first Annual Report and Form 20-F published in accordance with IFRS 15 being that for the year ended 31 March 2019.

IFRS 15 sets out the requirements for recognising revenue and costs from contracts with customers and includes extensive disclosure requirements. The standard requires entities to apportion revenue earned from contracts to individual promises, or performance obligations, on a relative stand-alone selling price basis, based on a five-step model.

Transition

We previously disclosed in our Annual Report & Form 20-F 2017 that we were planning to adopt IFRS 15 retrospectively. This meant applying the new standard to each prior reporting period presented, ie 2016/17 and 2017/18, in accordance with IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’.  Having considered further the factors that would influence our approach (including the time, effort and cost of adopting IFRS 15 retrospectively), as disclosed in the prior year Annual Report, we have decided to adopt the new standard on a modified retrospective basis and the group will recognise the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at 1 April 2018, ie the date of initial application. Under this transition method:

–  the standard will be applied only to contracts in progress but not completed at the date of initial application

–  for contracts that were modified before 1 April 2018, the group shall reflect the aggregate effect of all of the modifications that occur before this date at 1 April 2018

–  we will not restate prior year comparatives for the effect of IFRS 15 but will instead restate our 1 April 2018 opening retained earnings for the full cumulative impact of adopting this standard

– for the year ended 31 March 2019 we will provide a reconciliation of our primary financial statements under IFRS 15 to those in accordance with IAS 18.

IFRS 15 Project

The group has deployed a cross-functional project team dedicated to the implementation of IFRS 15. This team has been engaged in determining accounting policies under the new standard, quantifying the transitional adjustments and selecting and implementing suitable systems solutions. The team is also reviewing the impact on tax, intragroup trading, forecasting, the bid and tender process and HR and remuneration plans. There is a significant impact on the group’s billing data and accounting platforms.

Performance obligations

IFRS 15 requires that at contract inception, we assess the goods or services promised in a contract with a customer and identify as a performance obligation each promise to transfer to the customer the good or service. Promises in a contract can be explicit, or implicit if the promises create a valid expectation to provide a good or service based on the customary business practices, published policies, or specific statements.

The stand-alone selling prices of the group’s products and services have been determined. These may be regulated prices, list prices, a cost-plus derived price, the price of similar products when sold on a stand-alone basis by BT or a competitor or in some cases the contract price where the price contracted represents a bespoke price that would be the same for a similar customer in a similar circumstance.

1. Basis of preparation continued

Financial Impact

The group is in the process of finalising the impact of the standard including the final transition adjustment to retained earnings. We have estimated that the likely impact on transition at 1 April 2018 will produce a cumulative increase in retained earnings of between £1.1bn and £1.5bn before tax. The corresponding impact will primarily be recorded as contract asset and will lead to an additional one-off cash tax payment equally split between 2018/19 and 2019/20. The cumulative increase in retained earnings is mainly due to the acceleration of handset revenues and, to a lesser extent, deferral of costs (notably third party contract acquisition costs primarily associated with post pay contracts).

The financial impact of each business area is as follows:

–  Under our current accounting policy, mobile handset revenue is recognised based on the amount the customer pays for the handset when it is delivered to the customer. Generally mobile handsets are either provided for free or for a small upfront charge.

Under IFRS 15, additional revenue will be allocated to the mobile handset at the start of the contract. This is calculated with reference to its relative standalone value within the contract, regardless of the contract pricing. For each mobile handset contract the revenue recognition profile will change with greater day one recognition of revenue for the handset and a corresponding reduction in ongoing mobile service revenue over the contract period. The difference between the mobile handset revenue recognised and the amounts charged to the customer will be recognised as a contract asset.

On adoption of IFRS 15, we will recognise a contract asset for all open contracts at 1 April 2018.

Over time, we expect the contract asset generated to remain at similar levels as old contracts expire and new ones are signed. However, we will see short-term volatility, for example around key handset launches.

This will be the most significant impact of the IFRS 15 adoption on the group and will primarily impact EE. To a lesser extent this will also impact mobile handset revenues in Business and Public Sector, in respect of the legacy EE business division, and BT Consumer. The impact in these customer-facing units is less significant due to this lower handset base.

We expect to see a similar trend in respect of subsidised equipment although we expect this to have a less significant impact due to the lower relative standalone value for this equipment.

–  Currently, sales commissions and other third party acquisition costs resulting directly from securing contracts with customers are expensed when incurred.

Under IFRS 15 sales commissions and other third party contract acquisition costs will be recognised as an asset, and amortised over the period in which the corresponding benefit is received, resulting in earlier profit recognition.

The impact is greatest in EE in respect of third-party acquisition costs partially associated with post pay contracts.

–  The above two impacts will be partly offset by amended accounting for connections revenue. Currently, the group recognises connections revenue upon performance of the connection activity. Under IFRS 15 connections revenue will be deferred and recognised on a straight-line basis over the associated line/circuit contractual period. This will mean that revenue and profits will be recognised later and on transition leads to the recognition of a contract liability as revenue and profits are deferred to future periods. Wholesale and Ventures and Openreach deliver the majority of this service and therefore will experience the majority of the impact. Over time, this liability is expected to remain at similar levels as old contracts expire and new ones are signed.

On the adoption date we expect the impact of this deferral to be significantly less than the impact of handset revenue and third party acquisition costs noted above.

–  We will provide for expected lifetime losses on recognised contract assets as required by IFRS 9 as set out below.

IFRS 15 will impact other areas but we do not expect the impact to be material. These include certain contract fulfilment costs which will be recognised as an asset and amortised over the period in which benefit is received and certain expenses will be recognised as a deduction from revenue.

IFRS 15 also provides more detailed guidance on how to account for contract modifications than the current revenue standards IAS 18 and IAS 11. Changes must be accounted for either as a retrospective change (creating either a catch up or deferral of previously recorded revenues), prospectively with a reallocation of revenues amongst identified performance obligations, or prospectively as separate contracts which will not require any reallocation. We expect contract modifications would primarily relate to changes in the agreed products and services to be provided to customers for long-term IT and networking solution contracts.

Disclosures

The adoption of IFRS 15 would also result in changes to our Annual Report disclosures. They key changes expected are as follows:

–

we will amend our existing revenue disclosures to comply with the requirements to disaggregate revenue recognised from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and associated cash flows are affected by economic factors

–	we will provide further detail around contract balances and their movements
–

we will provide an aggregate amount of the transaction price allocated to the performance obligation that are unsatisfied as of the end of the reporting period and an explanation of when the entity expects the amounts to be recognised as revenue.

IFRS 9 ‘Financial instruments’

IFRS 9 is effective for BT from 1 April 2018. It is applicable to financial assets and financial liabilities and covers the classification, measurement, impairment and de-recognition of financial assets and liabilities together with a new hedge accounting model.

With the exception of the impact on IFRS 15 contract assets we do not expect the standard to have a material impact on our results, with the key issues for BT being around documentation of policies, hedging strategy and new hedge documentation.

1. Basis of preparation continued

IFRS 9 operates an expected credit loss model rather than an incurred credit loss model. Providing for loss allowances on our existing financial assets is not expected to have a material impact. We have included the impact of providing for losses on our contract assets within the estimated impact of the adoption of IFRS 15 set out above.

IFRS 16 ‘Leases’

IFRS 16 was published in January 2016 and will be effective for BT from 1 April 2019, replacing IAS 17 ‘Leases’. We are planning to adopt IFRS 16 on a modified retrospective basis and the group will recognise the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at 1 April 2019, ie the date of initial application. Results in the 2019/20 financial year will be IFRS 16 compliant and the Annual Report and Form 20-F 2020 will be the first to include the results on this basis.

The standard requires lessees to recognise assets and liabilities for all leases unless the lease term is 12 months or less, or the underlying asset is of low value.

The group is still in the process of quantifying the implications of this standard. However, we expect the following indicative impacts:

–

there is expected to be an increase in total assets, as leased assets which are currently accounted for off balance sheet (ie classified as operating leases under IAS 17) will be recognised on balance sheet valued in accordance with the principles of IFRS 16. The biggest asset category impacted for the group is expected to be land and buildings

–	there is expected to be an increase in debt, as liabilities relating to existing operating leases are recognised. The increase in total debt will have an impact on gearing ratios
–

operating lease expenditure will be reclassified and split between depreciation and finance costs. Therefore EBITDA will increase. Future depreciation and finance costs are also expected to increase as a result of increased assets and liabilities

–

there is an expected temporary reduction in profit after tax as result of the above changes. This is expected to be driven by an increase in finance costs as a result of the new leases.  These finance costs will have an accelerated profile which will reduce once the leases are settled

–	there may be a corresponding effect on tax balances in relation to all of the above impacts.

This standard will require us to make key accounting judgements in particular around the likelihood of lease renewals.

Details of our existing operating lease commitments are set out in note 30.

Presentation of specific items

Our income statement and segmental analysis separately identify trading results before specific items. The directors believe that presentation of our results in this way is relevant to an understanding of our financial performance, as specific items are identified by virtue of their size, nature or incidence.

This presentation is consistent with the way that financial performance is measured by management and reported to the Board and the Executive Committee and assists in providing a meaningful analysis of our trading results. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence.

Furthermore, we consider a columnar presentation to be appropriate, as it improves the clarity of the presentation and is consistent with the way that financial performance is measured by management and reported to the Board and the Executive Committee.

Specific items may not be comparable to similarly titled measures used by other companies. Examples of charges or credits meeting the above definition and which have been presented as specific items in the current and/or prior years include acquisitions/disposals of businesses and investments, regulatory settlements, historical insurance or litigation claims, business restructuring programmes, asset impairment charges, property rationalisation programmes, net interest on pensions and the settlement of multiple tax years. In the event that other items meet the criteria, which are applied consistently from year to year, they are also treated as specific items.

Specific items for the current and prior years are disclosed in note 8.